Salaries and social security taxes payable (Details Narrative) $ in Millions	Dec. 31, 2023 ARS ($) Employees	Dec. 31, 2022 ARS ($) Employees
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 438.8	$ 45.2
Collective bargaining liabilities	$ 2,329.6	$ 2,278.3
Number of employees | Employees	4,635	4,658